As filed with the United States Securities and Exchange Commission on January 5, 2012
1933 Act File No. 033-19862
1940 Act File No. 811-05460

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 49	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53	☑

AIM TREASURER’S SERIES TRUST (INVESCO TREASURER’S SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Name and Address of Agent for Service)

Copies to:

Christopher Fischer, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 2500 Houston, Texas 77046	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young 2600 One Commerce Square Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on [date], pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date ), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date), pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of January, 2012.

Registrant:	AIM TREASURER’S SERIES TRUST (INVESCO TREASURER’S SERIES TRUST)

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Karen Dunn Kelley (Karen Dunn Kelley)	President (Principal Executive Officer)	January 5, 2012

/s/ David C. Arch* (David C. Arch)	Trustee	January 5, 2012

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	January 5, 2012

/s/ James T. Bunch* (James T. Bunch)	Trustee	January 5, 2012

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	January 5, 2012

/s/ Rodney Dammeyer** (Rod Dammeyer)	Trustee	January 5, 2012

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	January 5, 2012

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	January 5, 2012

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	January 5, 2012

/s/ Carl Frischling* (Carl Frischling)	Trustee	January 5, 2012

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	January 5, 2012

/s/ Larry Soll* (Larry Soll)	Trustee	January 5, 2012

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	January 5, 2012

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	January 5, 2012

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	January 5, 2012

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	January 5, 2012

*By	/s/ Philip A. Taylor Philip A. Taylor Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed herewith.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def